Short-term debt (Details) - EUR (€) € in Thousands	Oct. 30, 2026	Sep. 30, 2026	Dec. 31, 2025
Debt
Short-term debt		€ 349,574	€ 17,015
Borrowings offset under cash management system		296,369	262,385
Cash and cash equivalents before offset		1,395,483	1,861,498
Short-term debt before offset		645,943	279,400
Commercial paper program
Debt
Short-term debt		204,794
Commercial paper borrowing limit	€ 1,500,000	1,500,000
Outstanding amount		205,000
Borrowings under lines of credit
Debt
Short-term debt		144,586	16,852
Other
Debt
Short-term debt		€ 194	€ 163